UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:_______
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Aurelius Capital Management, LP
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Address:       535 Madison Avenue
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               22nd Floor
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               New York, NY 10022
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Form 13F File Number: 28-12104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          David Newman
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Title:         Chief Operating Officer
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Phone          (646) 445-6560
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Signature, Place, and Date of Signing:

      /s/ David Newman                     New York, New York        11/16/09
      ---------------------------       ------------------------     --------
            [Signature]                      [City, State]            [Date]

The Reporting Manager has not been required to file Form 13F since December 31, 2008 and is not currently required to file this Form 13F but has done so voluntarily. The Reporting Manager may or may not voluntarily make future filings on Form 13F to the extent the Reporting Manager remains below the reporting threshold.

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:

List of Other Included Managers:                0
                                          -------------

Form 13F Information Table Entry Total:         13
                                          -------------

Form 13F Information Table Value Total:       455,235
                                          -------------
                                           (thousands)


List of Other Included Managers: NONE

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

                                                             FORM 13F INFORMATION TABLE



       COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8

                                                        VALUE     SHRS OR   SH/  PUT/   INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT   PRN  CALL   DISCRETION  MANAGERS   SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

ALLIANCE DATA SYSTEMS CORP     COM          018581108    33,594     550,000  SH  PUT      SOLE               550,000
BANK OF AMERICA CORPORATION    COM          060505104    25,380   1,500,000  SH  PUT      SOLE             1,500,000
BB&T CORP                      COM          054937107     2,724     100,000  SH  PUT      SOLE               100,000
CITIGROUP INC                  COM          172967101    25,168   5,200,000  SH  PUT      SOLE             5,200,000
DOW CHEM CO                    COM          260543103    71,518   2,743,300  SH  PUT      SOLE             2,743,300
DU PONT E I DE NEMOURS & CO    COM          263534109    13,788     429,000  SH  PUT      SOLE               429,000
EASTMAN CHEM CO                COM          277432100     4,524      84,500  SH  PUT      SOLE                84,500
FIDELITY NATIONAL FINANCIAL    CL A         31620R105     5,278     350,000  SH  PUT      SOLE               350,000
FIRST AMERN CORP CALIF         COM          318522307     6,474     200,000  SH  PUT      SOLE               200,000
GENERAL ELECTRIC CO            COM          369604103     3,284     200,000  SH  PUT      SOLE               200,000
SPDR TR                        UNIT SER 1   78462F103   213,292   2,020,000  SH  PUT      SOLE             2,020,000
WELLS FARGO & CO NEW           COM          949746101    36,924   1,310,300  SH  PUT      SOLE             1,310,300
WESTLAKE CHEM CORP             COM          960413102    13,287     517,000  SH  PUT      SOLE               517,000

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